Allowance for Optioned Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Allowance for Optioned Properties
Note 7 - Allowance for Optioned Properties

Fish Lake Valley

On March 10, 2016, the Company entered into an agreement with respect to the Fish Lake Property whereby the purchaser may earn an 80% interest in the property for payments of $300,000, 80,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $1,100,000 and $30,000 reimbursement of costs relating to the property.  Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000.  The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of September 30, 2020, the Company has received $330,000 and 240,000 common shares (valued at $113,308) in relation to the option agreement.  The Company recorded $443,308 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.  During the year ended December 31, 2019, the Company received notification that the purchaser had returned the property and, as such, $443,308 was taken into income.

San Emidio

On May 3, 2016, the Company entered into an agreement with respect to the San Emidio Property whereby the purchaser may earn an 80% interest in the property for payments of $100,000, 60,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $600,000.  Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000.  The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of September 30, 2020, the Company has received $100,000 and 40,000 common shares (valued at $102,901) in relation to the option agreement.  The $202,901 has been recorded as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.  During the year ended December 31, 2018, the Company received notification that the purchaser had returned the property and, as such, $202,901 was taken into income.

Fish Lake Valley

On March 10, 2016, the Company entered into an agreement with respect to the Fish Lake Property whereby the purchaser may earn an 80% interest in the property for payments of $300,000, 80,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $1,100,000 and $30,000 reimbursement of costs relating to the property. Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000. The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of December 31, 2019, the Company has received $330,000 and 240,000 common shares (valued at $112,267) in relation to the option agreement. The $443,308 has been recorded as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations. During the year ended December 31, 2019, the Company received notification that the purchaser had returned the property and, as such, $443,308 was taken into income.

San Emidio

On May 3, 2016, the Company entered into an agreement with respect to the San Emidio Property whereby the purchaser may earn an 80% interest in the property for payments of $100,000, 60,000 shares (post 10:1 rollback and 2:1 split) and work performed on the property over the next three years totaling $600,000. Should these terms be met, the purchaser has the ability to purchase the remaining 20% of the property for $1,000,000. The Company shall retain a 2.5% NSR on the property should they sell 100% of their interest.

As of December 31, 2018, the Company has received $100,000 and 40,000 common shares (valued at $102,901) in relation to the option agreement. The $202,901 has been recorded as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations. During the period ended December 31, 2018, the Company received notification that the purchaser had returned the property and, as such, $202,901 was taken into income.